            AIM HIGH INCOME MUNICIPAL FUND - CLASS A, B, AND C SHARES

                          Supplement dated July 1, 2005
              to the Prospectus dated July 30, 2004 as supplemented
               July 30, 2004, September 8, 2004, October 12, 2004,
               December 29, 2004 (Supplement A) and March 2, 2005

Effective as of the close of business on a future date to be determined by A I M Advisors, Inc. (the "Advisor") when the Fund's total net assets approximate $325 million, the Fund will be publicly offered on a limited basis. As market conditions permit, the Fund may reopen sales of its shares to new investors generally, thereby lifting such limited offering. Additional limited offerings may thereafter be commenced and subsequently lifted without further notice. During any such limited offering only certain investors will be able to purchase shares of the Fund.

The following information is added as an additional category after the heading "OTHER INFORMATION - SPECIAL TAX INFORMATION REGARDING THE FUND" on page 5 of the Prospectus.

         "LIMITED FUND OFFERING

         Based upon the portfolio manager's recommendation, which is in part due to the sometimes limited availability of securities that meet the investment criteria for the fund, the fund may from time to time limit public sales of its shares to certain investors. The initial such limited offering will commence effective as of the close of business on a future date to be determined by the advisor when the fund's total net assets approximate $325 million. As market conditions permit, the fund may reopen sales of its shares to new investors generally, thereby lifting such limited offering. Additional limited offerings may thereafter be commenced and subsequently lifted without further notice. Investors should note that the fund reserves the right to refuse any order that might disrupt the efficient management of the fund.

         With respect to any limited offering, the following types of investors may continue to invest in the fund if they are invested in the fund at the commencement date of such limited offering and remain invested in the fund after that date:

         (i)      Existing shareholders of the fund;

         (ii) Existing shareholders of the fund who open other accounts in their name;

         (iii)    The following plans and programs:

                  o Retirement plans maintained pursuant to Section 401 of the Internal Revenue Code ("the Code");

                  o Retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code;

                  o Retirement plans maintained pursuant to Section 457 of the Code;

                  o Non qualified deferred compensation plans maintained pursuant to Section 83 of the Code; and

                  o        Qualified Tuition Programs maintained pursuant to
                           Section 529 of the Code.

         With respect to any limited offering, investments in the fund during such limited offering made by brokerage firm wrap programs existing at the commencement thereof will be at the discretion of A I M Distributors, Inc. (the distributor). Please contact the distributor for approval.

         The following types of investors may open new accounts in the fund during any limited offering, if approved by the distributor:

                  o Retirement plans maintained pursuant to Section 401 of the Code;

                  o Retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code;

                  o Retirement plans maintained pursuant to Section 457 of the Code;

                  o Non qualified deferred compensation plans maintained pursuant to Section 83 of the Code;

                  o        Qualified Tuition Programs maintained pursuant to
                           Section 529 of the Code; and

                  o        Portfolio management team, including analysts.

         Such plans and programs that are considering the fund as an investment option should contact the distributor for approval.

         At the advisor's discretion, proprietary asset allocation funds may open new accounts in the fund during any limited offering."


The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

         "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

         "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

         "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

          AIM TAX-EXEMPT CASH FUND - CLASS A AND INVESTOR CLASS SHARES

                          Supplement dated July 1, 2005
              to the Prospectus dated July 30, 2004 as supplemented
               July 30, 2004, September 8, 2004, October 12, 2004,
               December 29, 2004 (Supplement A) and March 2, 2005

The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

         "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

         "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

         "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

             AIM TAX-FREE INTERMEDIATE FUND - CLASS A AND A3 SHARES

                          Supplement dated July 1, 2005
              to the Prospectus dated July 30, 2004 as supplemented
               July 30, 2004, September 8, 2004, October 12, 2004,
               December 29, 2004 (Supplement A) and March 2, 2005

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                             CLASS A   CLASS A3
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                           1.00%      None
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price
or redemption proceeds, whichever is less)                    None       None
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                            CLASS A   CLASS A3
--------------------------------------------------------------------------------
Management Fees                                               0.30%     0.30%
Distribution and/or
Service (12b-1) Fees(2)                                       None      0.25
Other Expenses(3)                                             0.11      0.11
Total Annual Fund Operating Expenses                          0.41      0.66
--------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A3 shares to 0.25% effective July 1, 2005. Distribution and/or Service (12-b-1) Fees reflect this agreement.

(3) Effective July 1, 2004, the Board of Trustees approved an amendment to the administrative services and transfer agency agreements. Other Expenses have been restated to reflect the changes in fees under the new agreements.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

         As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

         The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                            1 YEAR       3 YEARS       5 YEARS         10 YEARS
                ---------------------------------------------------------------
                Class A     $   142      $   230       $   328         $    612
                Class A3         67          211           368              822
                ---------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A--
ANNUAL
EXPENSE
RATIO  0.41%      YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5     YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           4.59%       9.39%      14.41%      19.66%      25.16%      30.90%      36.91%      43.19%      49.77%       6.64%

End of Year
  Balance    $10,459.00  $10,939.07  $11,441.17  $11,966.32  $12,515.58  $13,090.04  $13,690.87  $14,319.28  $14,976.54  $15,663.96

Estimated
Annual
  Expenses   $    41.94  $    43.87  $    45.88  $    47.99  $    50.19  $    52.49  $    54.90  $    57.42  $    60.06  $    62.81
------------------------------------------------------------------------------------------------------------------------------------

CLASS A3--
ANNUAL
EXPENSE
RATIO 0.66%      YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%     62.89%
Cumulative
Return After
Expenses           4.34%       8.87%      13.59%      18.52%      23.67%      29.03%      34.63%      40.48%      46.57%     52.94%

End of Year
  Balance    $10,434.00  $10,886.84  $11,359.32  $11,852.32  $12,366.71  $12,903.42  $13,463.43  $14,047.75  $14,657.42  $15,293.55
Estimated
Annual
  Expenses   $    67.43  $    70.36  $    73.41  $    76.60  $    79.92  $    83.39  $    87.01  $    90.79  $    94.73     $98.84"
------------------------------------------------------------------------------------------------------------------------------------

The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

         "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

         "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

         "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

                         AIM HIGH INCOME MUNICIPAL FUND
                            AIM TAX-EXEMPT CASH FUND
                         AIM TAX-FREE INTERMEDIATE FUND

                   (SERIES PORTFOLIOS OF AIM TAX-EXEMPT FUNDS)


                          Supplement dated July 1, 2005
 to the Statement of Additional Information dated July 30, 2004 as supplemented
            September 28, 2004, October 12, 2004, October 27, 2004,
        March 11, 2005, March 14, 2005, April 1, 2005 and April 29, 2005


For the period of time determined pursuant to the Order for Exemptive Relief, clients of Edward D. Jones & Co., L.P. that are Eligible Customers for a Free Switch, each as defined in Edward D. Jones & Co., L.P.'s Amendment No. 1 to Application Pursuant to Section 6(c) of the Investment Company Act of 1940 for an Order of Exemption from the provisions of Section 22(d) of such act and certain disclosure requirements of Items 7(a)(2) and 18(a) of Form N1-A adopted under such act and the Securities Act of 1933, which was granted on May 25, 2005 by the Securities and Exchange Commission, may purchase Class A Shares of the Funds at net asset value.


The Board of Trustees has approved a permanent reduction of the Class A3 shares Rule 12b-1 fees to 0.25% effective July 1, 2005 for AIM Tax-Free Intermediate Fund.


Effective as of the close of business on a future date to be determined by A I M Advisors, Inc. (the "Advisor") when AIM High Income Municipal Fund's total net assets approximate $325 million, the Fund will be publicly offered on a limited basis. As market conditions permit, the Fund may reopen sales of its shares to new investors generally, thereby lifting such limited offering. Additional limited offerings may thereafter be commenced and subsequently lifted without further notice. During any such limited offering only certain investors will be able to purchase shares of the Fund.


The following paragraph is added after the third paragraph under the heading entitled "GENERAL INFORMATION ABOUT THE TRUST - FUND HISTORY" on page 1 of the Statement of Additional Information:

         "Effective as of the close of business on a future date to be determined by A I M Advisors, Inc. (the "Advisor" or "AIM") when AIM High Income Municipal Fund's total net assets approximate $325 million, the Fund will be publicly offered on a limited basis. As market conditions permit, the Fund may reopen sales of its shares to new investors generally, thereby lifting such limited offering. Additional limited offerings may thereafter be commenced and subsequently lifted without further notice. During any such limited offering only certain investors will be able to purchase shares of the Fund. With respect to any limited offering, the following types of investors may continue to invest in the Fund at the commencement date of such limited offering and remain invested in the Fund after that date: existing shareholders of the Fund; existing shareholders of the Fund who open other accounts in their name; retirement plans maintained pursuant to Section 401 of the Internal Revenue Code ("the Code"); retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code; retirement plans maintained pursuant to Section 457 of the Code; non-qualified deferred compensation plans maintained pursuant to
         Section 83 of the Code; and Qualified Tuition Programs maintained pursuant to Section 529 of the Code. With respect to any limited offering, investments in the Fund made by brokerage firm wrap programs existing at the commencement thereof will be at the discretion of A I M Distributors, Inc. ("AIM Distributors"). Please contact AIM Distributors for approval. The following types of investors may open new accounts in the Fund during any limited offering, if approved by AIM Distributors: retirement plans maintained pursuant to Section 401 of the Code; retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code;

         retirement plans maintained pursuant to Section 457 of the Code; non-qualified deferred compensation plans maintained pursuant to
         Section 83 of the Code; Qualified Tuition Programs maintained pursuant to Section 529 of the Code; and portfolio management team, including analysts. Such plans and programs that are considering the Fund as an investment option should contact AIM Distributors for approval. At AIM's discretion, proprietary asset allocation funds may open new accounts in the Fund during any limited offering."


Effective November 1, 2005, the Boards of Trustees of AIM Funds Group, AIM Growth Series, AIM International Mutual Funds, AIM Investment Funds and AIM Investment Securities Funds have approved aligning the front-end sales charge paid on purchases of Class A shares of AIM Balanced Fund, AIM Basic Balanced Fund, AIM Developing Markets Fund, AIM Global Aggressive Growth Fund, AIM Global Equity Fund, AIM Global Growth Fund, AIM Global Health Care Fund and AIM Real Estate Fund (collectively, the "Category II Equity Funds") with the front-end sales charge paid on purchases of Class A shares of AIM's Category I equity funds.

Shareholders of Category II Equity Funds who have a Letter of Intent in place as of November 1, 2005, will be able to complete the Letter of Intent under the current pricing schedule and future Letters of Intent or subsequent purchases will be subject to the Category I pricing.

Effective November 1, 2005, the following information supersedes and replaces in its entirety the information appearing under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - CATEGORY I FUNDS" in the Statement of Additional
Information:

"CATEGORY I FUNDS

AIM Advantage Health Sciences Fund            AIM International Growth Fund
AIM Aggressive Growth Fund                    AIM International Small Company Fund
AIM Asia Pacific Growth Fund                  AIM Large Cap Basic Value Fund
AIM Balanced Fund                             AIM Large Cap Growth Fund
AIM Basic Balanced Fund                       AIM Leisure Fund
AIM Basic Value Fund                          AIM Libra Fund
AIM Blue Chip Fund                            AIM Mid Cap Basic Value Fund
AIM Capital Development Fund                  AIM Mid Cap Core Equity Fund
AIM Charter Fund                              AIM Mid Cap Growth Fund
AIM Conservative Allocation Fund              AIM Mid Cap Stock Fund
AIM Constellation Fund                        AIM Moderate Allocation Fund
AIM Core Stock Fund                           AIM Moderate Growth Allocation Fund
AIM Dent Demographic Trends Fund              AIM Moderately Conservative Allocation Fund
AIM Developing Markets Fund                   AIM Multi-Sector Fund
AIM Diversified Dividend Fund                 AIM Opportunities I Fund
AIM Dynamics Fund                             AIM Opportunities II Fund
AIM Emerging Growth Fund                      AIM Opportunities III Fund
AIM Energy Fund                               AIM Premier Equity Fund
AIM European Growth Fund                      AIM Real Estate Fund
AIM European Small Company Fund               AIM Select Equity Fund
AIM Financial Services Fund                   AIM Small Cap Equity Fund
AIM Global Aggressive Growth Fund             AIM Small Cap Growth Fund
AIM Global Equity Fund                        AIM Small Company Growth Fund
AIM Global Growth Fund                        AIM Technology Fund
AIM Global Health Care Fund                   AIM Total Return Fund
AIM Global Real Estate Fund                   AIM Trimark Endeavor Fund
AIM Global Value Fund                         AIM Trimark Fund
AIM Gold & Precious Metals Fund               AIM Trimark Small Companies Fund
AIM Growth Allocation Fund                    AIM Utilities Fund
AIM Health Sciences Fund                      AIM Weingarten Fund
AIM International Core Equity Fund

                                                                          Dealer
                                        Investor's Sales Charge         Concession
                                     -----------------------------     -------------
                                         As a              As a            As a
                                      Percentage        Percentage     Percentage
                                     of the Public      of the Net     of the Public
     Amount of Investment in           Offering           Amount         Offering
        Single Transaction               Price           Invested          Price
     -----------------------         -------------      ----------     -------------
             Less than $   25,000        5.50%             5.82%          4.75%
$ 25,000 but less than $   50,000        5.25              5.54           4.50
$ 50,000 but less than $  100,000        4.75              4.99           4.00
$100,000 but less than $  250,000        3.75              3.90           3.00
$250,000 but less than $  500,000        3.00              3.09           2.50
$500,000 but less than $1,000,000        2.00              2.04           1.60"

Effective November 1, 2005, the following information supersedes and replaces in its entirety the information appearing under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - CATEGORY II FUNDS" in the Statement of Additional
Information:

"CATEGORY II FUNDS

AIM High Income Municipal Fund                AIM Intermediate Government Fund
AIM High Yield Fund                           AIM Municipal Bond Fund
AIM Income Fund                               AIM Total Return Bond Fund


                                                                          Dealer
                                        Investor's Sales Charge         Concession
                                     -----------------------------     -------------
                                         As a              As a            As a
                                      Percentage        Percentage     Percentage
                                     of the Public      of the Net     of the Public
     Amount of Investment in           Offering           Amount         Offering
       Single Transaction               Price           Invested          Price
     -----------------------         -------------      ----------     -------------
             Less than $   50,000        4.75%             4.99%            4.00%
$ 50,000 but less than $  100,000        4.00              4.17             3.25
$100,000 but less than $  250,000        3.75              3.90             3.00
$250,000 but less than $  500,000        2.50              2.56             2.00
$500,000 but less than $1,000,000        2.00              2.04             1.60"


The following supersedes and replaces in its entirety the first paragraph appearing immediately after the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - HOW TO QUALIFY FOR REDUCTIONS IN INITIAL SALES CHARGES. - LETTERS OF INTENT" in the Statement of Additional Information:

                  "A Qualified Purchaser may pay reduced initial sales charges by (i) indicating on the Account Application that he, she or it intends to provide a Letter of Intent ("LOI"), and (ii) subsequently fulfilling the conditions of that LOI. Employer-sponsored retirement plans, with the exception of Solo 401(k) plans and SEP plans, are not eligible for a LOI."

           AIM TAX-FREE INTERMEDIATE FUND - INSTITUTIONAL CLASS SHARES

                          Supplement dated July 1, 2005
              to the Prospectus dated July 30, 2004 as supplemented
               July 30, 2004, September 8, 2004, October 12, 2004,
     November 23, 2004, December 29, 2004 (Supplement A) and March 2, 2005


The following supersedes and replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION" on page A-1 of the prospectus:

         "In addition to the funds, AIM serves as investment advisor to many other mutual funds (the AIM funds). The following information is about the Institutional Classes of all AIM funds, which are offered to certain eligible institutional investors. Consult the funds' Statements of Additional Information for the Institutional Class for details."

                            INSTITUTIONAL CLASSES OF

                         AIM TAX-FREE INTERMEDIATE FUND

                   (SERIES PORTFOLIO OF AIM TAX-EXEMPT FUNDS)

                          Supplement dated July 1, 2005
                   to the Statement of Additional Information
            dated July 30, 2004, as supplemented September 28, 2004,
      October 12, 2004, October 27, 2004, April 1, 2005 and April 29, 2005


The following information supersedes and replaces in its entirety the information appearing in the fifth paragraph under the heading "GENERAL INFORMATION ABOUT THE TRUST - SHARES OF BENEFICIAL INTEREST" in the Statement of Additional Information:

                  "This Statement of Additional Information relates solely to the Institutional Class of AIM Tax-Free Intermediate Fund. The Institutional Class shares of the Fund are intended for use by certain eligible institutional investors, including the following:

                  o banks and trust companies acting in a fiduciary or similar capacity;

                  o bank and trust company common and collective trust funds;

                  o banks and trust companies investing for their own account;

                  o entities acting for the account of a public entity (e.g. Taft-Hartley funds, states, cities or government agencies);

                  o        retirement plans;

                  o        platform sponsors with which A I M Distributors, Inc.
                           ("AIM Distributors") has entered into an agreement;
                           and

                  o        proprietary asset allocation funds."